Premises and Equipment - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 14,370	$ 14,226
Accumulated depreciation and amortization	(7,262)	(6,829)
Premises and equipment, net	7,108	7,397
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,561	3,561
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,050	7,043
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,170	3,023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 589	$ 599